Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis

	Year ended December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$24,549	$-	$24,549	$-

Liabilities
Derivative liabilities	(2,208)	-	(2,208)	-
	$22,341	$-	$22,341	$-

	Year ended December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$32,673	$-	$32,673	$-

Liabilities
Derivative liabilities	(7,233)	-	(7,233)	-
	$25,440	$-	$25,440	$-

Level 3 Assets Non Recurring Basis

	Fair Value	Valuation Techniques	Unobservable Input	Range (weighted average)
Flight equipment held for operating leases	$95 million	Income approach	Discount rate	6% - 10% (8.5%)
			Remaining Holding Period	1 - 10 (4) years
			Present value of non-contractual cash flows	37% - 100% (83%)

Carrying Amounts And Fair Values Of Financial Instruments

			December 31, 2014
	Book value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,490,369	$1,490,369	$1,490,369	$-	$-
Restricted cash	717,388	717,388	717,388	-	-
Derivative assets	24,549	24,549	-	24,549	-
Notes receivable	135,154	135,154	-	135,154	-
	$2,367,460	$2,367,460	$2,207,757	$159,703	$-
Liabilities
Debt	$30,402,392	$30,384,868	$-	$30,384,868	$-
Derivative liabilities	2,208	2,208	-	2,208	-
Guarantees	133,500	131,814	-	-	131,814
	$30,538,100	$30,518,890	$-	$30,387,076	$131,814

			December 31, 2013
	Book value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$295,514	$295,514	$295,514	$-	$-
Restricted cash	272,787	272,787	272,787	-	-
Derivative assets	32,673	32,673	-	32,673	-
Notes receivable	75,788	75,788	-	75,788	-
	$676,762	$676,762	$568,301	$108,461	$-
Liabilities
Debt	$6,236,892	$6,333,906	$-	$6,430,920	$-
Derivative liabilities	7,233	7,233	-	7,233	-
Guarantees	-	-	-	-	-
	$6,244,125	$6,341,139	$-	$6,438,153	$-